T. ROWE PRICE CAPITAL APPRECIATION FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 59.5%
COMMUNICATION SERVICES 3.5%
Interactive Media & Services 3.5%
Alphabet, Class A (1)(2)	54,528	66,586
Alphabet, Class C (1)(2)	656,195	799,902
Facebook, Class A (1)(2)	2,231,700	397,421
Total Communication Services		1,263,909
CONSUMER DISCRETIONARY 3.9%
Auto Components 1.0%
Aptiv	3,933,952	343,906
		343,906
Hotels, Restaurants & Leisure 1.0%
McDonald's (2)	574,000	123,244
Yum! Brands (2)	2,048,428	232,353
		355,597
Internet & Direct Marketing Retail 1.9%
Amazon.com (1)(2)	395,514	686,577
		686,577
Total Consumer Discretionary		1,386,080
CONSUMER STAPLES 0.8%
Beverages 0.8%
Keurig Dr Pepper	9,855,788	269,260
Total Consumer Staples		269,260
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Concho Resources	1,185,700	80,509
Total Energy		80,509
FINANCIALS 5.8%
Banks 0.2%
PNC Financial Services Group (2)	635,100	89,016
		89,016

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Capital Markets 2.7%
Intercontinental Exchange	4,475,857	412,987
S&P Global (2)	2,277,467	557,934
		970,921
Insurance 2.9%
Marsh & McLennan	10,259,434	1,026,456
		1,026,456
Total Financials		2,086,393
HEALTH CARE 11.2%
Health Care Equipment & Supplies 5.4%
Becton Dickinson & Company	3,345,154	846,190
Danaher (2)	7,431,818	1,073,378
		1,919,568
Health Care Providers & Services 0.6%
Anthem (2)	197,300	47,372
UnitedHealth Group (2)	708,000	153,862
		201,234
Life Sciences Tools & Services 5.2%
Avantor (1)	6,212,743	91,327
PerkinElmer (3)	11,822,960	1,006,962
Thermo Fisher Scientific	2,679,988	780,600
		1,878,889
Total Health Care		3,999,691
INDUSTRIALS & BUSINESS SERVICES 8.0%
Commercial Services & Supplies 1.0%
Waste Connections	3,749,848	344,986
		344,986
Industrial Conglomerates 5.1%
General Electric	116,715,071	1,043,433
Roper Technologies	2,159,324	770,015
		1,813,448

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Machinery 1.9%
Fortive	10,101,016	692,525
		692,525
Total Industrials & Business Services		2,850,959
INFORMATION TECHNOLOGY 14.0%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity	5,985,229	557,704
		557,704
IT Services 5.7%
Fiserv (1)(2)	10,334,625	1,070,564
Visa, Class A (2)	5,568,217	957,789
		2,028,353
Semiconductors & Semiconductor Equipment 3.0%
Maxim Integrated Products	7,997,257	463,121
Texas Instruments (2)	4,692,247	606,426
		1,069,547
Software 3.8%
Microsoft (2)	9,849,600	1,369,390
		1,369,390
Total Information Technology		5,024,994
REAL ESTATE 0.5%
Equity Real Estate Investment Trusts 0.5%
American Tower, REIT (2)	853,100	188,646
Total Real Estate		188,646
UTILITIES 7.1%
Electric Utilities 5.5%
American Electric Power (2)	5,444,545	510,099
Eversource Energy	5,639,963	482,048
NextEra Energy (2)	2,077,256	483,980
Xcel Energy	7,921,874	514,050
		1,990,177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multi-Utilities 0.9%
NiSource (3)	10,323,080	308,866
		308,866
Water Utilities 0.7%
American Water Works	2,060,135	255,931
		255,931
Total Utilities		2,554,974
Total Miscellaneous Common Stocks 4.5% (4)		1,594,118
Total Common Stocks (Cost $14,577,740)		21,299,533

PREFERRED STOCKS 2.1%
FINANCIALS 0.4%
Banking 0.3%
JP Morgan Chase, Series DD, 5.75% (5)	2,550,000	69,997
State Street, Series E, 6.00% (5)	148,987	3,768
U.S. Bancorp, Series F, VR, 6.50% (3)(5)(6)	465,800	12,740
U.S. Bancorp, Series K, 5.50% (3)(5)	1,200,000	32,316
		118,821
Financial Services 0.1%
Charles Schwab, Series C, 6.00% (5)	1,050,000	27,699
Charles Schwab, Series D, 5.95% (5)	95,800	2,579
		30,278
Total Financials		149,099
UTILITIES 1.7%
ELECTRIC UTILITIES 1.5%
Alabama Power, Series A, 5.00% (3)(5)	780,000	20,678
CMS Energy, 5.875%, 10/15/78 (3)	3,800,000	107,426
CMS Energy, 5.875%, 3/1/79 (3)	5,050,000	142,662
DTE Energy, Series E, 5.25%, 12/1/77 (3)	2,560,000	71,245
Duke Energy, 5.625%, 9/15/78 (3)	2,520,000	69,199
SCE Trust III, Series H, VR, 5.75% (3)(5)(6)	1,089,852	26,887
SCE Trust IV, Series J, VR, 5.375% (3)(5)(6)	2,611,171	62,276
SCE Trust V, Series K, VR, 5.45% (5)(6)	520,747	12,743
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SCE Trust VI, 5.00% (5)	582,844	13,796
Total Electric Utilities		526,912
GAS & GAS TRANSMISSION 0.2%
NiSource, VR, 6.50% (3)(5)(6)	2,550,000	70,788
Total Gas & Gas Transmission		70,788
Total Utilities		597,700
Total Preferred Stocks (Cost $689,522)		746,799

CONVERTIBLE PREFERRED STOCKS 3.2%
FINANCIALS 1.3%
Banks 1.3%
Wells Fargo, Series L, 7.50% (5)	306,209	464,978
Total Financials		464,978
HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.8%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	4,512,218	279,600
		279,600
Life Sciences Tools & Services 0.7%
Avantor, Series A, 6.25%, 5/15/22	4,777,486	253,646
		253,646
Total Health Care		533,246
INDUSTRIALS & BUSINESS SERVICES 0.2%
Machinery 0.2%
Fortive, Series A, 5.00%, 7/1/21	83,691	75,428
Total Industrials & Business Services		75,428
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$25,766 (1)(7)(8)	2,788,430	25,766
Total Information Technology		25,766

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 0.1%
Electric Utilities 0.1%
American Electric Power, 6.125%, 3/15/22	865,845	47,714
Total Utilities		47,714
Total Convertible Preferred Stocks (Cost $1,006,751)		1,147,132

CORPORATE BONDS 17.3%
Corporate Bonds 17.3%
1011778 BC, 4.625%, 1/15/22 (9)	26,110,000	26,110
Amazon.com, 2.60%, 12/5/19	30,730,000	30,761
American Electric Power, 3.65%, 12/1/21	6,150,000	6,342
American Tower, 3.30%, 2/15/21	25,595,000	25,963
Amphenol, 2.20%, 4/1/20	19,330,000	19,325
Aptiv, 4.35%, 3/15/29	3,180,000	3,438
AutoZone, 2.50%, 4/15/21	13,695,000	13,746
Avantor, 6.00%, 10/1/24 (9)	77,440,000	82,764
Avantor, 9.00%, 10/1/25 (9)	307,266,000	344,906
B&G Foods, 4.625%, 6/1/21	20,665,000	20,665
Bank of New York Mellon, VR, 4.625% (5)(6)	26,250,000	26,775
Bank of New York Mellon, VR, 4.95% (5)(6)	43,465,000	43,791
Becton Dickinson & Company, 2.675%, 12/15/19	7,098,000	7,102
Becton Dickinson & Company, 2.894%, 6/6/22	67,385,000	68,424
Becton Dickinson & Company, 3.363%, 6/6/24	43,305,000	45,067
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
3.142%, 6/6/22	27,790,000	27,979
Berkshire Hathaway Energy, 2.40%, 2/1/20	19,570,000	19,570
Bristol-Myers Squibb, 2.55%, 5/14/21 (9)	82,385,000	83,219
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.20%, 2.368%,
11/16/20 (9)	53,870,000	53,912
Caterpillar Financial Services, 2.25%, 12/1/19	9,845,000	9,846
CCO Holdings, 4.00%, 3/1/23 (9)	30,780,000	31,165
CCO Holdings, 5.00%, 2/1/28 (9)	197,338,000	203,998
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CCO Holdings, 5.125%, 2/15/23	20,665,000	20,975
CCO Holdings, 5.125%, 5/1/23 (9)	59,985,000	61,410
CCO Holdings, 5.125%, 5/1/27 (9)	133,065,000	138,720
CCO Holdings, 5.25%, 3/15/21	16,819,000	16,834
CCO Holdings, 5.25%, 9/30/22	54,948,000	55,497
CCO Holdings, 5.75%, 9/1/23	27,375,000	27,922
CCO Holdings, 5.75%, 1/15/24	32,375,000	33,063
CCO Holdings, 5.875%, 4/1/24 (9)	48,215,000	50,144
Cedar Fair, 5.375%, 6/1/24	39,060,000	40,185
Cedar Fair, 5.375%, 4/15/27	44,339,000	47,332
Centene, 5.625%, 2/15/21	10,070,000	10,208
Charter Communications Operating, 3.579%, 7/23/20	17,785,000	17,944
Comcast, 3.30%, 10/1/20	54,035,000	54,772
Comcast, 3.45%, 10/1/21	24,505,000	25,208
Comcast, FRN, 3M USD LIBOR + 0.33%, 2.649%, 10/1/20	26,550,000	26,618
Comcast, FRN, 3M USD LIBOR + 0.44%, 2.759%, 10/1/21	20,950,000	21,003
Conagra Brands, 3.80%, 10/22/21	79,200,000	81,720
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 3.028%,
10/22/20	13,375,000	13,381
Continental Airlines PTT, Series 2009-2, Class A, 7.25%,
11/10/19	3,025,054	3,038
Continental Airlines PTT, Series 2012-1, Class A, 4.15%,
4/11/24	10,341,292	10,863
Continental Airlines PTT, Series 2012-1, Class B, 6.25%,
4/11/20	1,140,381	1,155
Crown Castle International, 4.875%, 4/15/22	57,537,000	61,064
Crown Castle International, 5.25%, 1/15/23	105,887,000	115,423
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	1,214,931	1,228
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.003%, 4/17/20	9,695,000	9,697
DTE Energy, 3.70%, 8/1/23 (3)	15,895,000	16,669
Edison International, 2.125%, 4/15/20	12,010,000	11,965
Elanco Animal Health, 3.912%, 8/27/21	32,929,000	33,722
Elanco Animal Health, 4.272%, 8/28/23	4,310,000	4,524
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Elanco Animal Health, 4.90%, 8/28/28	16,533,000	17,997
Enterprise Products Operating, 3.50%, 2/1/22	26,505,000	27,328
Equinix, 5.375%, 1/1/22	10,205,000	10,422
Equinix, 5.375%, 4/1/23	7,240,000	7,403
Eversource Energy, 2.75%, 3/15/22	19,200,000	19,419
Eversource Energy, 3.80%, 12/1/23	9,835,000	10,367
Fiserv, 2.70%, 6/1/20	38,295,000	38,435
Fiserv, 3.80%, 10/1/23	19,120,000	20,225
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (9)	8,475,000	8,825
General Electric, Series D, VR, 5.00% (5)(6)	118,859,000	112,767
HCA Healthcare, 6.25%, 2/15/21	14,005,000	14,670
Hilton Domestic Operating, 4.25%, 9/1/24	18,765,000	19,117
Hologic, 4.375%, 10/15/25 (9)	34,325,000	35,183
Home Depot, 3.25%, 3/1/22	15,915,000	16,462
Home Depot, FRN, 3M USD LIBOR + 0.31%, 2.448%, 3/1/22	19,335,000	19,429
KFC Holding, 4.75%, 6/1/27 (9)	135,145,000	140,720
KFC Holding, 5.00%, 6/1/24 (9)	43,325,000	44,896
KFC Holding, 5.25%, 6/1/26 (9)	89,453,000	94,485
Lennox International, 3.00%, 11/15/23	6,420,000	6,470
Level 3 Financing, 5.375%, 8/15/22	26,200,000	26,298
Marriott International, FRN, 3M USD LIBOR + 0.65%, 2.752%,
3/8/21	11,415,000	11,466
Marsh & McLennan, 2.35%, 3/6/20	8,660,000	8,666
Marsh & McLennan, 2.75%, 1/30/22	13,100,000	13,257
Marsh & McLennan, 3.30%, 3/14/23	4,820,000	4,990
Mirant, EC, 0.00%, 7/15/49 (1)(7)(9)	16,000,000	—
Moog, 5.25%, 12/1/22 (9)	1,305,000	1,320
Nestle Holdings, 3.10%, 9/24/21 (9)	111,585,000	113,924
Netflix, 4.375%, 11/15/26	134,150,000	135,491
Netflix, 4.875%, 4/15/28	253,705,000	256,559
Netflix, 5.375%, 2/1/21	20,705,000	21,326
Netflix, 5.50%, 2/15/22	15,620,000	16,518
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Netflix, 5.875%, 2/15/25	56,540,000	62,053
Netflix, 5.875%, 11/15/28	245,295,000	266,145
Netflix, 6.375%, 5/15/29 (9)	146,335,000	161,700
NextEra Energy Capital Holdings, 2.90%, 4/1/22	19,035,000	19,380
NiSource, 3.49%, 5/15/27 (3)	71,255,000	74,626
NiSource, 4.375%, 5/15/47 (3)	38,845,000	43,384
NiSource, VR, 5.65% (3)(5)(6)	44,495,000	44,884
Northrop Grumman, 2.55%, 10/15/22	44,875,000	45,480
NuStar Logistics, 4.80%, 9/1/20	18,400,000	18,699
Philip Morris International, 2.00%, 2/21/20	25,740,000	25,728
Philip Morris International, 2.625%, 2/18/22	32,240,000	32,603
Philip Morris International, FRN, 3M USD LIBOR + 0.42%,
2.572%, 2/21/20	17,230,000	17,252
PNC Financial Services Group, Series S, VR, 5.00% (5)(6)	55,065,000	57,130
Reckitt Benckiser Treasury Services, 2.375%, 6/24/22 (9)	58,025,000	58,285
Reckitt Benckiser Treasury Services, FRN, 3M USD LIBOR +
0.56%, 2.695%, 6/24/22 (9)	35,825,000	35,686
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (9)	43,645,000	46,864
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (9)	57,030,000	62,876
Reynolds Group Issuer, 5.125%, 7/15/23 (9)	31,300,000	32,122
Reynolds Group Issuer, 5.75%, 10/15/20	123,241,428	123,395
Reynolds Group Issuer, 6.875%, 2/15/21	21,161,300	21,214
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.803%,
7/15/21 (9)	38,325,000	38,373
Roper Technologies, 3.65%, 9/15/23	31,830,000	33,423
Roper Technologies, 4.20%, 9/15/28	8,115,000	8,905
SBA Communications, 4.00%, 10/1/22	54,215,000	55,232
SBA Communications, 4.875%, 7/15/22	83,038,000	83,972
SBA Communications, 4.875%, 9/1/24	24,740,000	25,668
Sealed Air, 6.50%, 12/1/20 (9)	30,565,000	31,482
Sensata Technologies, 4.875%, 10/15/23 (9)	20,175,000	21,259
Sensata Technologies, 5.00%, 10/1/25 (9)	23,800,000	25,436

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sensata Technologies, 5.625%, 11/1/24 (9)	6,670,000	7,245
Sensata Technologies UK Financing, 6.25%, 2/15/26 (9)	9,113,000	9,717
Service, 5.375%, 5/15/24	28,425,000	29,242
Shell International Finance, FRN, 3M USD LIBOR + 0.45%,
2.631%, 5/11/20	49,720,000	49,844
Sirius XM Radio, 3.875%, 8/1/22 (9)	37,800,000	38,367
Sirius XM Radio, 4.625%, 5/15/23 (9)	31,620,000	32,213
Six Flags Entertainment, 4.875%, 7/31/24 (9)	13,840,000	14,290
Six Flags Entertainment, 5.50%, 4/15/27 (9)	5,025,000	5,352
Solera, 10.50%, 3/1/24 (9)	224,212,000	236,544
State Street, VR, 5.25% (5)(6)	33,460,000	34,046
T-Mobile USA, 6.00%, 3/1/23	13,950,000	14,177
T-Mobile USA, 6.50%, 1/15/26	6,975,000	7,489
Teleflex, 4.625%, 11/15/27	27,690,000	28,867
Teleflex, 4.875%, 6/1/26	33,225,000	34,720
Trinity Acquisition, 4.40%, 3/15/26	13,300,000	14,390
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23	7,829,268	8,527
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	1,191,184	1,286
U.S. Airways PTT, Series 2012-2, Class B, 6.75%, 6/3/21	2,049,648	2,155
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	7,536,196	7,929
U.S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21	2,452,633	2,555
U.S. Bancorp, VR, 5.30% (3)(5)(6)	22,505,000	23,883
Unilever Capital, 3.00%, 3/7/22	17,770,000	18,183
Verizon Communications, 3.125%, 3/16/22	32,200,000	33,067
Verizon Communications, FRN, 3M USD LIBOR + 1.00%,
3.119%, 3/16/22	32,200,000	32,628
Welbilt, 9.50%, 2/15/24	23,776,000	25,529
Wisconsin Public Service, 3.35%, 11/21/21	15,900,000	16,344
Xylem, 3.25%, 11/1/26	5,110,000	5,262
Xylem, 4.875%, 10/1/21	3,095,000	3,238
Yum! Brands, 3.75%, 11/1/21	98,140,000	100,348
Yum! Brands, 3.875%, 11/1/20	60,185,000	60,636
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Yum! Brands, 3.875%, 11/1/23	42,025,000	43,496
Yum! Brands, 5.35%, 11/1/43	47,261,000	44,839
Yum! Brands, 6.875%, 11/15/37	27,015,000	30,088
Zayo Group, 5.75%, 1/15/27 (9)	109,199,000	111,519
Total Corporate Bonds (Cost $6,002,876)		6,182,858

BANK LOANS 4.4% (10)
CCC Information Services, FRN
3M USD LIBOR + 2.75%, 4.80%, 4/29/24	120,816,904	120,191
Emerald TopCo, FRN
3M USD LIBOR + 3.50%, 5.544%, 7/24/26	35,500,000	35,382
Formula One Management, FRN
3M USD LIBOR + 2.50%, 4.544%, 2/1/24	31,722,167	31,270
Gartner, FRN
3M USD LIBOR + 1.50%, 3.544%, 3/21/22 (7)	6,781,849	6,807
HB Fuller, FRN
3M USD LIBOR + 2.00%, 4.044%, 10/20/24	15,282,990	15,210
HUB International, FRN
3M USD LIBOR + 3.00%, 5.267%, 4/25/25	258,296,131	255,104
Kronos, FRN
3M USD LIBOR + 3.00%, 5.253%, 11/1/23	390,554,815	391,176
NVA Holdings, FRN
3M USD LIBOR + 4.41%, 4.41%, 9/19/22 (7)	76,125,000	75,744
NVA Holdings, FRN
3M USD LIBOR + 2.75%, 4.794%, 2/2/25	36,856,692	36,811
Prestige Brands, FRN
3M USD LIBOR + 2.00%, 4.044%, 1/26/24	1,807,789	1,810
Refinitiv U.S. Holdings, FRN
3M USD LIBOR + 3.75%, 5.794%, 10/1/25	316,462,976	318,045
Sunshine Luxembourg VII, FRN
3M USD LIBOR + 4.25%, 5.25%, 7/17/26	117,595,000	118,085
Trans Union, FRN
3M USD LIBOR + 1.50%, 3.544%, 8/9/22	61,229,363	60,847
Trans Union, FRN
3M USD LIBOR + 2.00%, 4.112%, 6/19/25	43,951,050	44,061
Ultimate Software Group, FRN
3M USD LIBOR + 3.75%, 5.794%, 5/4/26	14,065,000	14,135
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zayo Group, FRN
3M USD LIBOR + 2.00%, 4.044%, 1/19/21	19,005,076	19,033
Zayo Group, FRN
3M USD LIBOR + 2.25%, 4.294%, 1/19/24	31,725,000	31,777
Total Bank Loans (Cost $1,573,931)		1,575,488

ASSET-BACKED SECURITIES 0.3%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (9)	39,861,500	41,703
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (9)	34,913,063	36,244
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (9)	24,532,043	24,921
Total Asset-Backed Securities (Cost $98,360)		102,868

BOND MUTUAL FUNDS 0.2%
T. Rowe Price Institutional Floating Rate Fund, 4.92% (3)(11)	8,533,243	83,967
Total Bond Mutual Funds (Cost $82,483)		83,967

SHORT-TERM INVESTMENTS 14.1%
Money Market Funds 14.1%
T. Rowe Price Government Reserve Fund, 2.00% (3)(12)	5,048,305,484	5,048,306
Total Short-Term Investments (Cost $5,048,306)		5,048,306

Total Investments in Securities 101.1%
(Cost $29,079,969)		$36,186,951
Other Assets Less Liabilities (1.1)%		(410,611)
Net Assets 100.0%		$35,776,340

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(2)	All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2019.
(3)	Affiliated Companies
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Perpetual security with no stated maturity date.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7)	Level 3 in fair value hierarchy.
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $25,766 and represents 0.1% of net assets.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,587,899 and represents 7.2% of net assets.
(10)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(11)	SEC 30-day yield
(12)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
FRN	Floating Rate Note
OTC	Over-the-counter
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.9)%
OTC Options Written (0.9)%
Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman	Alphabet, Class A, Call, 1/17/20 @
Sachs	$1,270.00	182	22,225	(802)
Goldman	Alphabet, Class A, Call, 1/17/20 @
Sachs	$1,300.00	181	22,103	(586)
Goldman	Alphabet, Class A, Call, 1/17/20 @
Sachs	$1,350.00	182	22,225	(328)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,300.00	1,535	187,117	(4,828)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,340.00	369	44,981	(727)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,350.00	478	58,268	(832)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,365.00	1,395	170,051	(1,988)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,400.00	369	44,981	(325)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,500.00	368	44,859	(77)
	Amazon.com, Call, 1/17/20 @
Citigroup	$1,800.00	286	49,647	(2,193)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,000.00	95	16,491	(190)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,025.00	95	16,491	(157)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,100.00	95	16,491	(88)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,300.00	432	74,991	(90)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,500.00	188	32,635	(11)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,600.00	188	32,635	(7)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,700.00	188	32,635	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
	American Electric Power, Call,
Citigroup	1/17/20 @ $82.50	2,812	26,346	(3,318)
	American Electric Power, Call,
Citigroup	1/17/20 @ $85.00	12,828	120,186	(12,315)
	American Electric Power, Call,
Citigroup	1/17/20 @ $95.00	9,570	89,661	(2,560)
	American Tower, Call, 1/17/20 @
Credit Suisse	$170.00	2,223	49,157	(11,771)
	American Tower, Call, 1/17/20 @
Citigroup	$175.00	1,541	34,076	(7,428)
	American Tower, Call, 1/17/20 @
Credit Suisse	$175.00	4,767	105,413	(22,977)
Citigroup	Anthem, Call, 1/17/20 @ $300.00	547	13,133	(59)
Citigroup	Anthem, Call, 1/17/20 @ $310.00	547	13,133	(32)
Citigroup	Anthem, Call, 1/17/20 @ $330.00	879	21,105	(16)
Citigroup	Danaher, Call, 1/17/20 @ $150.00	1,588	22,935	(762)
JPMorgan	Facebook, Class A, Call, 1/17/20 @
Chase	$200.00	4,666	83,092	(1,785)
JPMorgan	Facebook, Class A, Call, 1/17/20 @
Chase	$220.00	8,045	143,265	(849)
Credit Suisse	Fiserv, Call, 12/20/19 @ $95.00	3,872	40,110	(4,317)
Citigroup	Mcdonald's, Call, 1/17/20 @ $195.00	2,019	43,350	(4,452)
Credit Suisse	Mcdonald's, Call, 1/17/20 @ $195.00	851	18,272	(1,876)
Citigroup	Mcdonald's, Call, 1/17/20 @ $200.00	2,019	43,350	(3,649)
Credit Suisse	Mcdonald's, Call, 1/17/20 @ $200.00	851	18,272	(1,538)
Citigroup	Microsoft, Call, 1/17/20 @ $120.00	4,323	60,103	(8,711)
Citigroup	Microsoft, Call, 1/17/20 @ $125.00	7,545	104,898	(12,638)
Credit Suisse	Microsoft, Call, 1/17/20 @ $125.00	9,328	129,687	(15,624)
Citigroup	Microsoft, Call, 1/17/20 @ $130.00	7,545	104,898	(9,790)
Credit Suisse	Microsoft, Call, 1/17/20 @ $130.00	2,153	29,933	(2,793)
Royal Bank of
Canada	Microsoft, Call, 1/17/20 @ $130.00	7,110	98,850	(9,225)
Citigroup	Microsoft, Call, 1/17/20 @ $135.00	7,760	107,887	(7,411)
	NextEra Energy, Call, 1/17/20 @
Credit Suisse	$195.00	1,509	35,158	(5,953)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
	NextEra Energy, Call, 1/17/20 @
Credit Suisse	$200.00	9,675	225,418	(33,524)
	PNC Financial Services Group, Call,
Credit Suisse	1/17/20 @ $140.00	6,351	89,016	(4,287)
Citigroup	S&P Global, Call, 1/17/20 @ $220.00	3,197	78,320	(9,767)
Citigroup	S&P Global, Call, 1/17/20 @ $230.00	3,197	78,320	(7,465)
JPMorgan	Texas Instruments, Call, 1/17/20 @
Chase	$120.00	3,180	41,098	(4,142)
Royal Bank of	Texas Instruments, Call, 1/17/20 @
Canada	$125.00	14,788	191,120	(14,196)
Goldman	Texas Instruments, Call, 1/17/20 @
Sachs	$130.00	637	8,233	(432)
JPMorgan	Texas Instruments, Call, 1/17/20 @
Chase	$130.00	7,185	92,859	(4,868)
Goldman	Texas Instruments, Call, 1/17/20 @
Sachs	$135.00	838	10,830	(381)
Goldman	Texas Instruments, Call, 1/17/20 @
Sachs	$140.00	838	10,830	(236)
	Unitedhealth Group, Call, 1/17/20 @
Citigroup	$270.00	1,301	28,273	(98)
	Unitedhealth Group, Call, 1/17/20 @
Citigroup	$280.00	1,302	28,295	(53)
	Unitedhealth Group, Call, 1/17/20 @
Citigroup	$290.00	1,426	30,990	(32)
Goldman	Unitedhealth Group, Call, 1/17/20 @
Sachs	$290.00	732	15,908	(16)
	Unitedhealth Group, Call, 1/17/20 @
Citigroup	$300.00	2,160	46,941	(31)
Goldman	Unitedhealth Group, Call, 1/17/20 @
Sachs	$310.00	159	3,455	(2)
Credit Suisse	Visa, Call, 1/17/20 @ $150.00	2,573	44,258	(6,593)
Credit Suisse	Visa, Call, 1/17/20 @ $155.00	2,573	44,258	(5,429)
Credit Suisse	Visa, Call, 1/17/20 @ $160.00	4,165	71,642	(7,320)
Credit Suisse	Visa, Call, 1/17/20 @ $165.00	3,628	62,405	(5,007)
Credit Suisse	Visa, Call, 1/17/20 @ $170.00	3,682	63,334	(3,949)
Goldman
Sachs	Visa, Call, 1/17/20 @ $170.00	3,722	64,022	(3,992)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
Credit Suisse	Visa, Call, 1/17/20 @ $175.00	3,682	63,334	(2,844)
Goldman
Sachs	Visa, Call, 1/17/20 @ $175.00	8,938	153,743	(6,905)
Goldman
Sachs	Visa, Call, 1/17/20 @ $180.00	3,048	52,429	(1,661)
Citigroup	Yum! Brands, Call, 1/17/20 @ $100.00	4,034	45,758	(5,910)
Bank of
America	Yum! Brands, Call, 1/17/20 @ $105.00	3,648	41,379	(3,821)
Citigroup	Yum! Brands, Call, 1/17/20 @ $105.00	6,556	74,365	(6,867)
Citigroup	Yum! Brands, Call, 1/17/20 @ $115.00	3,124	35,436	(1,242)
Citigroup	Yum! Brands, Call, 1/17/20 @ $120.00	3,122	35,413	(626)
Total OTC Options Written (Premiums $(151,428))				$(306,779)
Total Options Written (Premiums $(151,428))				$(306,779)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Alabama Power, Series A	$—	$2,161	$731
CMS Energy, 10/15/78,
Preferred Stock	—	15,998	4,186
CMS Energy, 3/1/79, Preferred
Stock	—	16,412	3,935
DTE Energy, 3.70%, Corporate
Bond	—	898	443
DTE Energy, Preferred Stock	—	14,285	2,520
Duke Energy, Preferred Stock	—	9,223	2,658
NiSource, Common Stock	28,311	39,853	8,983
NiSource, 3.49%, Corporate
Bond	—	6,357	1,867
NiSource, 4.375%, Corporate
Bond	—	7,090	1,276
NiSource, 5.65%, Corporate
Bond	—	3,837	1,902
NiSource, Preferred Stock	—	6,936	3,234
PerkinElmer	20,446	74,315	2,399
SCE Trust III, Series H	(107)	1,882	1,250
SCE Trust IV, Series J	(71)	9,566	2,694
SCE Trust V, Series K	(62)	2,299	639
U.S. Bancorp, 5.30%, Corporate
Bond	—	2,728	895
U.S. Bancorp, Series F,
Preferred Stock	—	406	568
U.S. Bancorp, Series K,
Preferred Stock	—	2,688	1,238
T. Rowe Price Institutional
Floating Rate Fund	—	2,216	3,234
T. Rowe Price Government
Reserve Fund	—	—	45,570
Affiliates not held at period end	54,872	(24,877)	3,635
Totals	$103,389#	$194,273	$93,857+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Alabama Power, Series A	$ 18,517	$ —	$ —	$ 20,678
CMS Energy, 10/15/78,
Preferred Stock	91,428	—	—	107,426
CMS Energy, 3/1/79,
Preferred Stock	—	126,250	—	142,662
DTE Energy, Common
Stock	182,956	—	166,445	—
DTE Energy, Corporate
Bond, 3.70%	15,771	—	—	16,669
DTE Energy, Corporate
Bond, 3.80%	63,066	—	64,305	—
DTE Energy, Preferred
Stock	56,960	—	—	71,245
Duke Energy, Common
Stock	161,027	—	151,422	—
Duke Energy, Preferred
Stock	59,976	—	—	69,199
NiSource, Common Stock	419,299	—	150,286	308,866
NiSource, 3.49%, Corporate
Bond	68,269	—	—	74,626
NiSource, 4.375%,
Corporate Bond	36,294	—	—	43,384
NiSource, 5.65%, Corporate
Bond	41,047	—	—	44,884
NiSource, Preferred Stock	63,852	—	—	70,788
PerkinElmer	930,423	82,228	80,004	1,006,962
SCE Trust III, Series H	26,844	—	1,839	26,887
SCE Trust IV, Series J	54,288	—	1,578	62,276
SCE Trust V, Series K	13,050	—	2,606	*
U.S. Bancorp, 5.30%,
Corporate Bond	21,155	—	—	23,883
U.S. Bancorp, Series F,
Preferred Stock	12,334	—	—	12,740
U.S. Bancorp, Series K,
Preferred Stock	29,628	—	—	32,316
T. Rowe Price Institutional
Floating Rate Fund	78,517	3,234	—	83,967
T. Rowe Price Government
Reserve Fund	543,200	¤	¤	5,048,306
				$ 7,267,764^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $86,297 of dividend income and $7,560 of interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

^	The cost basis of investments in affiliated companies was $6,834,469.
*	On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE CAPITAL APPRECIATION FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE CAPITAL APPRECIATION FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$20,796,035	$ 503,498	$ —	$ 21,299,533
Preferred Stocks	746,799	—	—	746,799
Convertible Preferred Stocks	—	1,121,366	25,766	1,147,132
Corporate Bonds	—	6,182,858	—	6,182,858
Fixed Income Securities(1)	—	102,868	—	102,868
Bank Loans	—	1,492,937	82,551	1,575,488
Bond Mutual Funds	83,967	—	—	83,967
Short-Term Investments	5,048,306	—	—	5,048,306
Total	$26,675,107	$ 9,403,527	$ 108,317	$ 36,186,951
Liabilities
Options Written	$—	$ 306,779	$ —	$ 306,779

1 Includes Asset-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $53,000 for the period ended September 30, 2019.

($000s)
	Beginning				Ending
	Balance	Gain (Loss)	Total		Balance
	1/1/19	During Period	Purchases	Total Sales	9/30/19
Investment in Securities
Convertible Preferred
Stocks	$–	$–	$25,766	$–	$25,766
Corporate Bonds	–	–	–	–	–
Bank Loans	–	61	82,883	(393)	82,551

Total	$–	$61	$108,649	$(393)	$108,317